DESCRIPTION OF PLAN	12 Months Ended
Dec. 31, 2025
Enpro Inc. Retirement Savings Plan [Member]
DESCRIPTION OF PLAN [Abstract]
DESCRIPTION OF PLAN
1.
DESCRIPTION OF PLAN

The following description of the Enpro Inc. Retirement Savings Plan (the “Plan”) provides only general information. Participants should refer to the plan document for a more complete description of the Plan’s provisions.

General - The Plan is a defined contribution plan covering substantially all full-time employees of Enpro Inc. (the “Employer”), as well as temporary or part-time employees who have completed 1,000 service hours in the designated measuring period as defined in the plan document. Ineligible employee groups include non-resident alien employees, leased employees, supplemental contract workers, employees who are paid primarily by the hour, employees of an affiliated employer that does not adopt this Plan and employees covered by a collective bargaining agreement unless such agreement provides for plan participation. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”). The Benefits Committee is responsible for oversight of the Plan, determines the appropriateness of the Plan’s investment offerings and monitors investment performance.

On November 4, 2024, the Employer acquired Advanced Micro Instruments, Inc. (“AMI”). In connection with the acquisition, the Plan was amended to merge Advanced Micro Instruments 401(k) (“AMI Plan”) into the Plan and allow employees of AMI to participate in the Plan effective January 2, 2025. On January 2, 2025, the assets of the AMI Plan were transferred into the Plan.

In September 2019, the Employer acquired LeanTeq LLC ("LeanTeq"). In connection with the acquisition, the Plan was amended to merge the LeanTeq LLC 401(k) Plan ("LeanTeq Plan") into the Plan and allow employees of LeanTeq to participate in the Plan effective January 1, 2024. On January 19, 2024, the assets of the LeanTeq Plan were transferred into the Plan.

On December 17, 2021, the Employer acquired TCFII NxEdge LLC (“NxEdge”). In connection with the acquisition, the Plan was amended to merge the Ace Company, Inc. 401(k) Plan (“Ace Plan”) and NxEdge 401(k) Plan (“NxEdge Plan”) into the Plan effective May 1, 2023 and June 1, 2023, respectively, and allow employees of NxEdge to participate in the Plan effective January 1, 2023. On May 1, 2023, the assets of the Ace Plan were transferred into the Plan. On June 1, 2023, the assets of the NxEdge Plan were transferred into the Plan.

On October 26, 2020, the Employer acquired Alluxa, Inc. (“Alluxa”). In connection with the acquisition, the Plan was amended to merge the Alluxa, Inc. 401(k) Plan (“Alluxa Plan”) into the Plan effective May 1, 2023, and allow employees of Alluxa to participate in the Plan effective January 1, 2023. On May 1, 2023, the assets of the Alluxa Plan were transferred into the Plan.

Contributions - Each year, participants may contribute from 1% up to 75% of their annual eligible compensation, as defined in the plan document, as pre-tax or Roth contributions. Participants who have attained age 50 before the end of the plan year are eligible to make catch-up contributions. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans (rollover). Participants direct the investment of their contributions into various investment options offered by the Plan. The Plan includes an auto-enrollment provision whereby all newly eligible employees are automatically enrolled in the Plan unless they affirmatively elect not to participate in the Plan. Automatically enrolled participants have their deferral rate set at 6% of eligible compensation and their contributions invested in a designated balanced fund until changed by the participant. The Employer matches 100% of employee contributions up to 6% of the participant’s eligible compensation. The Employer also contributes an additional 2% to certain eligible employees as defined in the plan document. Contributions are subject to certain Internal Revenue Service (“IRS”) limitations.
Participant Accounts - Each participant’s account is credited with the participant’s contributions and the Employer’s contributions, as well as allocations of the Plan’s earnings. Participant accounts are charged with an allocation of administrative expenses that are paid by the Plan. Allocations are based on participant earnings, account balances, or specific participant transactions, as defined by the plan document. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Vesting - Participants are immediately vested in their elective contributions and the Employer’s matching contributions plus actual earnings thereon. Vesting in the Employer’s additional 2% contributions is based on years of service. A participant is fully vested when they attain normal retirement age. Prior to normal retirement age, a participant becomes 100% vested in the Employer’s additional 2% contributions, plus actual earnings thereon, after three years of service.

Notes Receivable from Participants - Participants may borrow from their accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of their vested balance. The loans are secured by the balance in the participant’s account. The loan interest rate is set at 1% above the prime rate, as defined in the plan document. Principal and interest are paid ratably through payroll deductions.

Payment of Benefits - On termination of services due to death, disability, or retirement, a participant may elect to receive either a lump sum amount equal to the value of the participant’s vested interest in his or her account, or annual installments over an elected period of time. Distributions of the Employer’s securities are made, at the option of the participant, in either cash or shares. For termination of service for some other reason, a participant may receive the value of the vested interest in his or her account as a lump sum distribution. Benefits from the Plan may also be made upon proper application by a participant for a proven financial hardship.

Forfeited Accounts - Benefit payments to terminated participants partially vested in the Plan include their vested portion of the Employer’s contributions. The non-vested portion of terminated participants’ account balances is used to reduce the Employer’s future contributions or to pay the Plan’s administrative expenses, as determined by the Benefits Committee at its sole discretion. As of December 31, 2025 and 2024, forfeited non-vested accounts in the Plan total approximately $18,000 and $40,000, respectively. During the years ended December 31, 2025, 2024 and 2023, the Employer’s contributions were reduced by approximately $37,000, $255,000 and $80,000, respectively, from forfeited non-vested accounts.